T. ROWE PRICE Hedged Equity Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  91.0%
COMMUNICATION SERVICES  7.6%
Diversified Telecommunication Services  0.4%
AT&T  396,486 11,212
Verizon Communications  77,024 3,494
14,706
Entertainment  1.2%
Electronic Arts  38,915 5,624
Netflix (1) 32,587 30,388
Spotify Technology (1) 3,924 2,158
Take-Two Interactive Software (1) 9,000 1,865
TKO Group Holdings  11,700 1,788
Walt Disney  41,716 4,118
45,941
Interactive Media & Services  4.9%
Alphabet, Class A  252,274 39,012
Alphabet, Class C  363,211 56,744
Meta Platforms, Class A  147,335 84,918
180,674
Media  0.5%
Charter Communications, Class A (1) 19,989 7,366
Comcast, Class A  236,226 8,717
Omnicom Group  11,300 937
17,020
Wireless Telecommunication Services  0.6%
T-Mobile U.S.  90,077 24,024
24,024
Total Communication Services 282,365
CONSUMER DISCRETIONARY  9.0%
Automobiles  1.2%
General Motors  59,300 2,789
Tesla (1) 163,190 42,292
45,081
Broadline Retail  3.2%
Amazon.com (1) 601,468 114,435
eBay  68,445 4,636
119,071

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diversified Consumer Services  0.1%
Service Corp. International  31,463 2,523
2,523
Hotels, Restaurants & Leisure  2.1%
Airbnb, Class A (1) 2,300 275
Booking Holdings  2,775 12,784
Chipotle Mexican Grill (1) 138,423 6,950
Domino's Pizza  3,588 1,648
DoorDash, Class A (1) 23,200 4,240
Hilton Worldwide Holdings  21,887 4,980
Las Vegas Sands  84,699 3,272
Marriott International, Class A  21,059 5,016
McDonald's  75,849 23,693
Norwegian Cruise Line Holdings (1) 54,094 1,026
Royal Caribbean Cruises  25,021 5,140
Starbucks  29,979 2,941
Wingstop  5,118 1,155
Wynn Resorts  15,391 1,285
Yum! Brands  25,754 4,053
78,458
Household Durables  0.1%
NVR (1) 701 5,078
5,078
Specialty Retail  2.1%
AutoZone (1) 2,781 10,603
Bath & Body Works  20,693 627
Carvana (1) 7,782 1,627
Home Depot  71,643 26,257
Lowe's  43,978 10,257
O'Reilly Automotive (1) 7,879 11,287
Ross Stores  41,107 5,253
TJX  80,510 9,806
Tractor Supply  16,800 926
Ulta Beauty (1) 4,493 1,647
78,290
Textiles, Apparel & Luxury Goods  0.2%
Deckers Outdoor (1) 15,600 1,744
Lululemon Athletica (1) 15,749 4,458
NIKE, Class B  22,700 1,441
7,643
Total Consumer Discretionary 336,144

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  5.7%
Beverages  1.4%
Coca-Cola  292,078 20,919
Constellation Brands, Class A  4,974 913
Keurig Dr Pepper  383,095 13,110
Molson Coors Beverage, Class B  41,227 2,509
Monster Beverage (1) 56,615 3,313
PepsiCo  78,232 11,730
52,494
Consumer Staples Distribution & Retail  1.7%
Costco Wholesale  26,858 25,402
Sysco  10,464 785
Target  8,378 875
Walmart  392,463 34,454
61,516
Food Products  0.2%
Ingredion  15,240 2,061
Lamb Weston Holdings  8,000 426
McCormick  8,200 675
Mondelez International, Class A  46,467 3,153
6,315
Household Products  1.5%
Clorox  5,100 751
Colgate-Palmolive  128,466 12,037
Kimberly-Clark  65,748 9,351
Procter & Gamble  187,430 31,942
54,081
Personal Care Products  0.2%
Estee Lauder, Class A  15,300 1,010
Kenvue  313,628 7,521
8,531
Tobacco  0.7%
Altria Group  91,367 5,484
Philip Morris International  130,304 20,683
26,167
Total Consumer Staples 209,104
ENERGY  3.4%
Energy Equipment & Services  0.3%
Baker Hughes  61,303 2,695

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Schlumberger  175,939 7,354
10,049
Oil, Gas & Consumable Fuels  3.1%
Chevron  109,967 18,396
ConocoPhillips  151,979 15,961
Devon Energy  63,210 2,364
Diamondback Energy  22,521 3,601
EOG Resources  75,884 9,731
EQT  48,374 2,585
Expand Energy  21,771 2,424
Exxon Mobil  283,923 33,767
Hess  8,211 1,312
Phillips 66  28,200 3,482
Targa Resources  28,924 5,798
Texas Pacific Land  1,300 1,723
Valero Energy  47,266 6,242
Williams  120,717 7,214
114,600
Total Energy 124,649
FINANCIALS  14.1%
Banks  2.9%
Bank of America  581,134 24,251
Citigroup  225,273 15,992
Fifth Third Bancorp  83,741 3,283
Huntington Bancshares  220,665 3,312
JPMorgan Chase  168,926 41,437
KeyCorp  137,086 2,192
Popular  15,337 1,417
Truist Financial  23,161 953
Wells Fargo  197,717 14,194
Western Alliance Bancorp  17,821 1,369
108,400
Capital Markets  2.8%
Ares Management, Class A  15,718 2,304
Bank of New York Mellon  105,914 8,883
Blackrock  8,783 8,313
Cboe Global Markets  43,108 9,755
Charles Schwab  178,305 13,958
CME Group  52,332 13,883
Goldman Sachs Group  15,096 8,247
KKR  57,059 6,597
Moody's  4,068 1,894

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Morgan Stanley  60,129 7,015
S&P Global  20,127 10,227
State Street  40,008 3,582
TPG  60,287 2,859
Tradeweb Markets, Class A  48,742 7,236
104,753
Consumer Finance  0.4%
American Express  23,888 6,427
Capital One Financial  22,942 4,114
Discover Financial Services  8,800 1,502
Synchrony Financial  43,161 2,285
14,328
Financial Services  5.2%
Apollo Global Management  36,838 5,044
Berkshire Hathaway, Class B (1) 102,585 54,635
Block (1) 50,194 2,727
Corebridge Financial  143,780 4,539
Corpay (1) 31,318 10,921
Equitable Holdings  55,866 2,910
Fiserv (1) 72,077 15,917
Global Payments  29,850 2,923
Mastercard, Class A  71,610 39,251
Visa, Class A  140,201 49,135
Voya Financial  57,787 3,916
191,918
Insurance  2.8%
Allstate  75,517 15,637
American International Group  76,544 6,655
Arthur J Gallagher  3,425 1,183
Axis Capital Holdings  23,484 2,354
Chubb  79,820 24,105
Hartford Insurance Group  87,927 10,879
Marsh & McLennan  54,711 13,351
MetLife  88,948 7,142
Progressive  35,925 10,167
RenaissanceRe Holdings  38,626 9,270
Travelers  13,360 3,533
104,276
Total Financials 523,675

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HEALTH CARE  10.8%
Biotechnology  1.9%
AbbVie  114,071 23,900
Amgen  15,419 4,804
BeiGene, ADR (1) 12,034 3,275
Biogen (1) 4,345 594
Gilead Sciences  173,198 19,407
Regeneron Pharmaceuticals  14,228 9,024
Vertex Pharmaceuticals (1) 22,587 10,951
71,955
Health Care Equipment & Supplies  2.3%
Abbott Laboratories  54,446 7,222
Becton Dickinson & Company  47,270 10,828
Boston Scientific (1) 118,927 11,997
Cooper (1) 35,913 3,029
Intuitive Surgical (1) 31,636 15,668
Medtronic  160,536 14,426
ResMed  12,566 2,813
Stryker  29,055 10,816
Zimmer Biomet Holdings  62,998 7,130
83,929
Health Care Providers & Services  2.6%
Cardinal Health  15,566 2,145
Cencora  41,114 11,433
Cigna Group  22,737 7,480
CVS Health  88,140 5,971
Elevance Health  18,047 7,850
McKesson  22,588 15,202
Molina Healthcare (1) 9,688 3,191
Quest Diagnostics  20,251 3,426
Tenet Healthcare (1) 26,131 3,515
UnitedHealth Group  67,713 35,465
95,678
Life Sciences Tools & Services  0.9%
Agilent Technologies  16,464 1,926
Danaher  58,272 11,946
Mettler-Toledo International (1) 3,801 4,489
Repligen (1) 12,602 1,603
Thermo Fisher Scientific  25,397 12,637
32,601

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pharmaceuticals  3.1%
AstraZeneca, ADR  19,698 1,448
Bristol-Myers Squibb  42,543 2,595
Eli Lilly  67,079 55,401
Johnson & Johnson  144,316 23,933
Merck  208,527 18,717
Pfizer  265,845 6,737
Sanofi, ADR  56,779 3,149
Viatris  473,072 4,120
116,100
Total Health Care 400,263
INDUSTRIALS & BUSINESS SERVICES  7.6%
Aerospace & Defense  1.8%
Boeing (1) 63,043 10,752
General Dynamics  3,064 835
General Electric  87,021 17,417
Howmet Aerospace  37,594 4,877
L3Harris Technologies  26,024 5,447
Lockheed Martin  3,559 1,590
Northrop Grumman  30,709 15,724
RTX  33,272 4,407
TransDigm Group  3,084 4,266
65,315
Air Freight & Logistics  0.1%
FedEx  12,883 3,141
3,141
Building Products  0.3%
Carrier Global  59,439 3,768
Johnson Controls International  36,318 2,910
Trane Technologies  10,414 3,509
Trex (1) 19,400 1,127
11,314
Commercial Services & Supplies  0.9%
Cintas  25,730 5,288
Copart (1) 58,037 3,285
Republic Services  32,470 7,863
Waste Connections  40,969 7,997
Waste Management  39,269 9,091
33,524

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Electrical Equipment  0.6%
AMETEK  23,163 3,987
Emerson Electric  24,617 2,699
GE Vernova  18,069 5,516
Hubbell  11,492 3,803
Rockwell Automation  21,325 5,510
21,515
Ground Transportation  0.9%
Canadian National Railway  20,900 2,037
CSX  233,234 6,864
Norfolk Southern  32,825 7,775
Old Dominion Freight Line  47,845 7,916
Saia (1) 13,244 4,628
Uber Technologies (1) 59,760 4,354
33,574
Industrial Conglomerates  0.6%
Honeywell International  35,341 7,483
Roper Technologies  25,360 14,952
22,435
Machinery  1.3%
Caterpillar  10,999 3,627
Cummins  24,071 7,545
Deere  19,922 9,350
Dover  24,997 4,392
Esab  19,641 2,288
Fortive  90,897 6,652
Ingersoll Rand  40,506 3,242
Stanley Black & Decker  100,742 7,745
Xylem  21,514 2,570
47,411
Passenger Airlines  0.1%
Delta Air Lines  14,927 651
United Airlines Holdings (1) 22,324 1,541
2,192
Professional Services  0.8%
Automatic Data Processing  11,141 3,404
Booz Allen Hamilton Holding  45,235 4,731
Broadridge Financial Solutions  6,972 1,690
Equifax  15,412 3,754
Paylocity Holding (1) 12,510 2,344
SS&C Technologies Holdings  51,834 4,330

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Verisk Analytics  26,505 7,888
28,141
Trading Companies & Distributors  0.2%
Fastenal  69,790 5,412
Ferguson Enterprises  12,200 1,955
SiteOne Landscape Supply (1) 8,335 1,012
8,379
Total Industrials & Business Services 276,941
INFORMATION TECHNOLOGY  26.4%
Communications Equipment  0.8%
Arista Networks (1) 37,490 2,905
Cisco Systems  287,430 17,737
F5 (1) 12,175 3,242
Motorola Solutions  8,762 3,836
27,720
Electronic Equipment, Instruments & Components  1.0%
Amphenol, Class A  168,502 11,052
CDW  18,578 2,977
Keysight Technologies (1) 50,450 7,556
TE Connectivity  21,678 3,064
Teledyne Technologies (1) 18,591 9,253
Zebra Technologies, Class A (1) 13,134 3,711
37,613
IT Services  1.5%
Accenture, Class A  72,792 22,714
Akamai Technologies (1) 37,850 3,047
Amdocs  30,581 2,798
Cognizant Technology Solutions, Class A  63,479 4,856
Gartner (1) 2,276 955
GoDaddy, Class A (1) 23,132 4,167
International Business Machines  48,590 12,083
Shopify, Class A (1) 5,773 551
VeriSign (1) 9,810 2,491
53,662
Semiconductors & Semiconductor Equipment  7.7%
Advanced Micro Devices (1) 97,000 9,966
Analog Devices  42,695 8,610
Applied Materials  51,688 7,501
Broadcom  279,387 46,778
First Solar (1) 18,424 2,330
KLA  7,786 5,293

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Lam Research  72,838 5,295
Microchip Technology  59,554 2,883
Micron Technology  67,485 5,864
Monolithic Power Systems  4,300 2,494
NVIDIA  1,479,037 160,298
NXP Semiconductors  14,281 2,714
QUALCOMM  90,300 13,871
Texas Instruments  54,960 9,876
283,773
Software  9.4%
Adobe (1) 26,110 10,014
Autodesk (1) 13,578 3,555
Cadence Design Systems (1) 30,271 7,699
CCC Intelligent Solutions Holdings (1) 243,873 2,202
Check Point Software Technologies (1) 13,613 3,103
Crowdstrike Holdings, Class A (1) 10,000 3,526
Descartes Systems Group (1) 9,775 986
Dynatrace (1) 40,523 1,911
Fair Isaac (1) 3,283 6,054
Fortinet (1) 117,412 11,302
Gen Digital  314,318 8,342
HubSpot (1) 1,512 864
Intuit  21,062 12,932
Microsoft  500,835 188,008
Monday.com (1) 3,700 900
Oracle  125,342 17,524
Palantir Technologies, Class A (1) 113,085 9,544
Palo Alto Networks (1) 60,886 10,390
PTC (1) 10,923 1,692
Salesforce  91,063 24,438
ServiceNow (1) 15,676 12,480
Synopsys (1) 7,331 3,144
Workday, Class A (1) 13,712 3,202
Zoom Communications (1) 14,808 1,092
Zscaler (1) 3,999 793
345,697
Technology Hardware, Storage & Peripherals  6.0%
Apple  972,958 216,123
NetApp  29,854 2,623
Pure Storage, Class A (1) 13,133 582
Sandisk (1) 17,398 828

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Western Digital (1) 52,195 2,110
222,266
Total Information Technology 970,731
MATERIALS  1.8%
Chemicals  1.1%
CF Industries Holdings  13,155 1,028
Corteva  39,500 2,486
Linde  50,312 23,427
Mosaic  100,433 2,713
RPM International  29,052 3,361
Sherwin-Williams  17,470 6,100
39,115
Construction Materials  0.1%
Vulcan Materials  13,900 3,243
3,243
Containers & Packaging  0.2%
Avery Dennison  7,900 1,406
International Paper  73,601 3,927
Packaging Corp. of America  6,366 1,260
6,593
Metals & Mining  0.3%
Franco-Nevada  22,298 3,513
Freeport-McMoRan  132,190 5,005
Steel Dynamics  29,356 3,672
12,190
Paper & Forest Products  0.1%
West Fraser Timber  38,122 2,933
2,933
Total Materials 64,074
REAL ESTATE  1.8%
Health Care Real Estate Investment Trusts  0.2%
Alexandria Real Estate Equities, REIT  5,800 537
Welltower, REIT  45,409 6,957
7,494
Industrial Real Estate Investment Trusts  0.3%
Prologis, REIT  69,126 7,727
Rexford Industrial Realty, REIT  129,929 5,087
12,814

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Real Estate Management & Development  0.1%
CBRE Group, Class A (1) 18,809 2,460
CoStar Group (1) 9,081 719
3,179
Residential Real Estate Investment Trusts  0.3%
AvalonBay Communities, REIT  11,133 2,389
Camden Property Trust, REIT  9,803 1,199
Essex Property Trust, REIT  10,045 3,080
Sun Communities, REIT  21,109 2,715
9,383
Residential Reits  0.0%
Equity Residential, REIT  26,200 1,875
1,875
Retail Real Estate Investment Trusts  0.2%
Kimco Realty, REIT  83,661 1,777
Regency Centers, REIT  24,007 1,771
Simon Property Group, REIT  12,887 2,140
5,688
Specialized Real Estate Investment Trusts  0.7%
American Tower, REIT  51,272 11,157
Crown Castle, REIT  22,400 2,335
CubeSmart, REIT  26,612 1,136
Equinix, REIT  8,634 7,040
Public Storage, REIT  10,630 3,181
24,849
Total Real Estate 65,282
UTILITIES  2.8%
Electric Utilities  1.9%
Constellation Energy  38,654 7,794
Duke Energy  53,684 6,548
Entergy  29,932 2,559
Evergy  70,204 4,841
Exelon  165,791 7,640
NextEra Energy  223,674 15,856
OGE Energy  45,029 2,069
PG&E  225,455 3,873
Southern  94,125 8,655
Xcel Energy  160,776 11,381
71,216

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gas Utilities  0.1%
Atmos Energy  32,204 4,978
4,978
Independent Power & Renewable Electricity
Producers  0.1%
Vistra  20,726 2,434
2,434
Multi-Utilities  0.7%
Ameren  45,658 4,584
CMS Energy  123,485 9,275
Consolidated Edison  62,034 6,860
Dominion Energy  54,157 3,037
Sempra  8,300 592
WEC Energy Group  7,088 773
25,121
Total Utilities 103,749
Total Common Stocks (Cost $2,712,978) 3,356,977
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  0.8%
U.S. Treasury Obligations  0.8%
U.S. Treasury Notes, 4.625%, 9/15/26 (2) 32,000,000 32,300
32,300
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $32,270) 32,300
SHORT-TERM INVESTMENTS  7.9%
Money Market Funds  6.6%
T. Rowe Price Treasury Reserve Fund, 4.39% (3)(4) 243,270,736 243,271
243,271
U.S. Treasury Obligations  1.3%
U.S. Treasury Bills, 4.23%, 6/12/25 (2) 27,730,000 27,497
U.S. Treasury Bills, 4.234%, 6/10/25  5,220,000 5,177
U.S. Treasury Bills, 4.241%, 4/3/25  14,550,000 14,547
47,221
Total Short-Term Investments (Cost $290,493) 290,492

T. ROWE PRICE Hedged Equity Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.4%
OTC Options Purchased 0.4%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index,
Put, 3/20/26 @
$5,150.00 (1) 500 280,593 9,592
Wells Fargo
S&P 500 Index,
Put, 3/20/26 @
5,150.00 (1) 193 108,309 3,703
Total Options Purchased (Cost $11,747) 13,295
Total Investments in Securities  100.1%
(Cost $3,047,488) $ 3,693,064
Other Assets Less Liabilities (0.1)% (3,775)
Net Assets 100.0% $ 3,689,289
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) At March 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
OTC Over-the-counter
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Hedged Equity Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 2,403 S&P 500 E-Mini Index contracts 6/25 (679,238) $ 6,626
Long, 4,009 U.S. Treasury Notes ten year
contracts 6/25 445,876 2,990
Net payments (receipts) of variation margin to date (13,188)
Variation margin receivable (payable) on open futures contracts $ (3,572)

T. ROWE PRICE Hedged Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 4.39% — — 2,581
Totals $ —# $ — $ 2,581+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 1,024  ¤  ¤ $ —
T. Rowe Price Treasury
Reserve Fund, 4.39% 275,964  ¤  ¤ 243,271
Total $ 243,271^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,581 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $243,271.

T. ROWE PRICE Hedged Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Hedged Equity Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Hedged Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Hedged Equity Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Hedged Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,356,977 $ — $ — $ 3,356,977
U.S. Government Agency
Obligations (Excluding
Mortgage-Backed) — 32,300 — 32,300
Short-Term Investments 243,271 47,221 — 290,492
Options Purchased — 13,295 — 13,295
Total Securities 3,600,248 92,816 — 3,693,064
Futures Contracts* 9,616 — — 9,616
Total $ 3,609,864 $ 92,816 $ — $ 3,702,680
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Hedged Equity Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1544-054Q1 03/25